                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-DEC-06

DAIMLERCHRYSLER AUTO TRUST 2006-A
MONTHLY SERVICER'S CERTIFICATE (KM)                                  PAGE 1 OF 2


Payment Determination Statement Number          9
Distribution Date                        8-Dec-06
Record Date                              7-Dec-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period        1-Nov-06            30-Nov-06
Accrual Period            8-Nov-06             7-Dec-06
30/360 Days                     30
Actual/360 Days                 30

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period           79,116    $1,176,113,080.45
Collections of Installment Principal                       27,032,976.85
Collections Attributable to Full Payoffs                   17,000,882.14
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            2,164,064.99
                                                       -----------------
Pool Balance - End of Period(EOP)            77,126    $1,129,915,156.47
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 69.27%
Ending Overcollateralization(O/C) Amount                      $  118,622,097.88
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             111.730%
Cumulative Net Losses                                         $    6,512,673.24
Net Loss Ratio (3 mos weighted avg.)                                      1.133%
Cumulative Recovery Ratio                                                46.477%

Delinquency Information:(1)      $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
---------------------------   -------------   ------------------   -------------
31-60 Days Delinquent         13,095,723.44         1.159%              823
61-90 Days Delinquent          1,898,934.95         0.168%              111
91-120 Days Delinquent           414,061.39         0.037%               23
121 Days or More Delinquent       23,316.22         0.002%                1
Repossessions                  3,198,074.06         0.283%              177

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        5,534,386.62
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)         0.45148%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        6.792%         6.796%
Weighted Average Remaining Term (months)       43.28          44.13
Weighted Average Seasoning (months)            20.98          20.06

CASH SOURCES
   Collections of Installment Principal       $   27,032,976.85
   Collections Attributable to Full Payoffs       17,000,882.14
   Principal Amount of Repurchases                         0.00
   Recoveries on Loss Accounts                       985,615.00
   Collections of Interest                         6,573,369.07
   Investment Earnings                               164,723.45
   Reserve Account                                 3,767,500.00
                                              -----------------
   TOTAL SOURCES                              $   55,525,066.51
                                              =================
CASH USES
   Servicer Fee                               $      980,094.23
   A Note Interest                                 4,213,977.19
   Priority Principal Distribution Amount                  0.00
   B Note Interest                                   193,606.67
   Reserve Fund                                    3,767,500.00
   Regular Principal Distribution Amount          40,895,602.45
   Distribution to Certificateholders              5,474,285.97
                                              -----------------
   TOTAL CASH USES                            $   55,525,066.51
                                              =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $   55,525,066.51
Investment Earnings in Trust Account                (164,723.45)
Daily Collections Remitted                       (53,144,316.58)
Cash Reserve in Trust Account                     (3,767,500.00)
Servicer Fee (withheld)                             (980,094.23)
O/C Release to Seller                             (5,474,285.97)
                                              -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT           ($8,005,853.72)
                                              =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,129,915,156.47
Yield Supplement O/C Amount                      (65,396,147.43)
                                              -----------------
Adjusted Pool Balance                         $1,064,519,009.04
Total Securities                              $1,011,293,058.59
                                              -----------------
Adjusted O/C Amount                           $   53,225,950.45
Target Overcollateralization Amount           $   53,225,950.45
O/C Release Period?                                         Yes
O/C Release                                   $    5,474,285.97

                                                                              Principal    Principal per     Interest     Interest
NOTES                                Beginning Balance    Ending Balance       Payment       $1000 Face      Payment     $1000 Face
-----                                -----------------  -----------------  --------------  -------------  -------------  ----------
Class A-1  307,000,000.00 @ 4.7914%               0.00               0.00            0.00     0.0000000            0.00   0.0000000
Class A-2  485,000,000.00 @ 5.06%       337,188,661.04     296,293,058.59   40,895,602.45    84.3208298    1,421,812.19   2.9315715
Class A-3  510,000,000.00 @ 5.00%       510,000,000.00     510,000,000.00            0.00     0.0000000    2,125,000.00   4.1666667
Class A-4  159,800,000.00 @ 5.01%       159,800,000.00     159,800,000.00            0.00     0.0000000      667,165.00   4.1750000
Class B  45,200,000.00 @ 5.14%           45,200,000.00      45,200,000.00            0.00     0.0000000      193,606.67   4.2833334
                                     -----------------  -----------------  --------------                 -------------
   Total Notes                       $1,052,188,661.04  $1,011,293,058.59  $40,895,602.45                 $4,407,583.86
                                     =================  =================  ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 30